FEDERATED HIGH YIELD TRUST

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

January 13, 2017

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-4720

RE:       FEDERATED HIGH YIELD TRUST (the “Registrant”)

Federated High Yield Trust (the “Fund”)

Class T Shares

1933 Act File No. 2-91091

1940 Act File No. 811-4018

Dear Sir or Madam:

Post-Effective Amendment No. 59 under the Securities Act of 1933 and Amendment No. 55 under the Investment Company Act of 1940 to the Registration Statement of the above-referenced Fund is hereby electronically transmitted.

As indicated on the facing page of the Amendment, the Registrant has specified that it is to become effective on March 30, 2017 pursuant to the provisions of Rule 485(a) under the Securities Act of 1933. A Rule 485(a) filing is being made to add Class T Shares, a new share class being introduced to the Fund and, in the future, to other funds in the Federated Investors Funds complex.

Pursuant to Investment Company Act Release No. 13,768, the Fund respectfully requests selective review by the Staff of the Securities and Exchange Commission (“Staff”) of those sections in Part A and Part B of its Registration Statement which are not substantially similar to disclosure contained in Parts A and B in the Registration Statement of Federated High Income Bond Fund, Inc. (“FHIBF”), 1933 Act File No. 2-60103 and 1940 Act File No. 811-2782. FHIBF filed a Rule 485(a) filing on November 28, 2016 (Accession No. 0001623632-16-004201) and Staff comments were received on January 9, 2017.

The following is a list of sections and sub-sections of the Fund’s Registration Statement which are substantially similar to FHIBF.

Prospectus - Risk/Return Summary: Investments, Risks and Performance What are the Main Risks of Investing in the Fund? Prospectus - What are the Specific Risks of Investing in the Fund?

The following risks disclosed in the Fund appear in FHIBF:

•         Issuer Credit Risk

•         Counterparty Credit Risk

•         Liquidity Risk

•         Risk Associated with Noninvestment Grade Securities

•         Risk Related to the Economy

•         Interest Rate Risk

•         Risk of Investing in Loans

•         Loan Liquidity Risk

•         Loan Prepayment Risk

•         Risk of Foreign Investing

•         Currency Risk

•         Eurozone Related Risk

•         Risk of Investing in Emerging Market Countries

•         Risk of Investing in Derivative Contracts and Hybrid Instruments

•         Leverage Risk

•         Technology Risk

Prospectus - What are the Fund’s Principal Investments?

The following securities descriptions disclosed in the Fund appear in FHIBF:

•         Corporate Debt Securities

•         Loan Instruments

•         Floating Rate Loans

•         Lower-Rated, Fixed-Income Securities

•         Zero-Coupon Securities

•         Demand Instruments

•         Asset-Backed Securities

•         Foreign Securities

•         Foreign Exchange Contracts

•         Derivative Contracts

•         Futures Contracts

•         Options Contracts

•         Swap Contracts

•         Preferred Stocks

•         Hybrid Instruments

•         Asset Segregation

•         Investing in Securities of Other Investment Companies

Statement of Additional Information – Securities in Which the Fund Invests

The following securities descriptions disclosed in the Fund appear in FHIBF:

•         Treasury Securities

•         Government Securities

•         Depositary Receipts

•         Loan Instruments

•         Loan Assignments

•         Loan Participations

•         Derivative Contracts

•         Futures Contracts

•         Interest Rate Futures

•         Index Futures

•         Security Futures

•         Currency Futures and Currency Forward Contracts

•         Option Contracts

•         Call Options

•         Put Options

•         Swap Contracts

•         Interest Rate Swaps

•         Caps and Floors

•         Total Return Swaps

•         Credit Default Swaps

•         Currency Swaps

•         Hedging

•         Inter-Fund Borrowing and Lending

•         Repurchase Agreements

•         Reverse Repurchase Agreements

•         Delayed Delivery Transactions

•         Securities Lending

•         Hybrid Instruments

•         Credit Linked Note

•         Equity Linked Note

•         Asset Segregation

Statement of Additional Information – Investment Risks

The following risks disclosed in the Fund appear in FHIBF:

•         Credit Enhancement Risk

•         Risk of Investing in Derivative Contracts and Hybrid Instruments

•         Risk Associated with Investment Activities of Other Accounts

•         Cybersecurity Risk

The Registrant notes for the Staff’s attention that the Fund’s new Class T Shares will adopt the performance of the Fund’s existing Class A Shares, unadjusted as the Class T shares are expected to have the same net expense ratio as Class A shares. The Class A Shares, when created, adopted the performance of the Fund’s existing Service Shares, adjusted as described in the Prospectus. This has been described in the introduction to the Risk/Return Bar Chart and Average Annual Total Return Tables. To support this presentation, the Fund has included in its Prospectus the Financial Highlights for both the Fund’s Class A Shares and Service Shares.

The Registrant confirms that it will review and consider or address applicable SEC comments received from the Staff on Rule 485(a) filings submitted by other Federated Investors Funds at the Fund’s next scheduled annual update.

Finally, the Registrant notes that pursuant to the Staff’s IM Guidance Update No. 2016-06, the Registrant intends to submit under separate correspondence a request under Rule 485(b)(1)(vii), to treat this filing as the “Template filing” to avoid the need to file multiple Rule 485(a) filings for other Federated Investors Funds with substantially identical disclosure as it relates to the addition of Class T shares. The addition of these Class T shares under Rule 485(b) to other Federated Investors Funds (the “Replicant Filings”) will include substantially identical disclosure as it relates to the addition of Class T shares, incorporate changes made to the disclosure included in the Template filing to resolve any staff comments thereon, not include any other changes that would otherwise render them ineligible for filing under Rule 485(b), and will seek automatic effectiveness.

If you have any questions on the enclosed material, please contact me at 724-720-8840.

Very truly yours,

/s/ Leslie C. Petrone

Leslie C. Petrone

Senior Manager

Enclosures